UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Cayman Holdings, Ltd.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28- 14166
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
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Title:    Ordinary Member
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for David M. Rubenstein*       Washington, DC        May 16, 2011
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          Signature                     City, State              Date
*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Cayman Holdings, Ltd.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number          Name
28-
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     17
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Form 13F Information Table Value Total:     $1,086,827
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number        Name

     1       28- 12429                     Carlyle Investment Management L.L.C.
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
                          FORM 13-F INFORMATION TABLE

      COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR     SH/  PUT/ INVESTMENT      OTHER        VOTING AUTHORITY
   NAME OF ISSUER  TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT     PRN  CALL DISCRETION     MANAGERS   SOLE      SHARED      NONE
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
American Axle & Mfg   Com          024061103  $9,883    785,000    SH    --  Shared-Defined    1                785,000
Hldgs In

BankUnited Inc        Com          06652K103  $40,630   1,415,184  SH    --  Shared-Defined    1                1,415,184

Boston Private Finl   Com          101119105  $52,537   7,431,022  SH    --  Shared-Defined    1                7,431,022
Hldgs In

Charter               Cl A         16117M305  $128,588  2,539,761  SH    --  Shared-Defined    1                2,539,761
Communications Inc D

Complete Production   Com          20453E109  $50,626   1,591,500  SH    --  Shared-Defined    1                1,591,500
Services

Dana Hldg Corp        Com          235825205  $10,065   578,800    SH    --  Shared-Defined    1                578,800


General Mtrs Co       Com          37045V100  $3,879    125,000    SH    --  Shared-Defined    1                125,000


Intl Paper Co         Com          460146103  $26,287   871,000    SH    --  Shared-Defined    1                871,000


Lyondellbasell        SHS - A -    N53745100  $9,616    243,125    SH    --  Shared-Defined    1                243,125
Industries N

Nielsen Holdings N    Com          N63218106  $541,676  19,834,334 SH    --  Shared-Defined    1                19,834,334
V

RTI Intl Metals Inc   Com          74973W107  $37,362   1,199,425  SH    --  Shared-Defined    1                1,199,425

Solutia Inc           Com          834376501  $60,833   2,395,000  SH    --  Shared-Defined    1                2,395,000


Superior Energy       Com          868157108  $37,512   914,934    SH    --  Shared-Defined    1                914,934
Svcs Inc


Temple Inland Inc     Com          879868107  $23,213   992,000    SH    --  Shared-Defined    1                992,000


TRW Automotive        Com          87264S106  $7,451    135,269    SH    --  Shared-Defined    1                135,269
Hldgs Corp

Weatherford           Reg Shs      H27013103  $22,600   1,000,000  SH    --  Shared-Defined    1                1,000,000
International Lt

Willbros Group Inc    Com          969203108  $24,069   2,204,155  SH    --  Shared-Defined    1                2,204,155
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

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                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION

    99          Power of Attorney